Prepayments and Other Receivables (Details) - Schedule of Prepayments and Other Receivables - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Prepayments and Other Receivables [Abstract]
Prepaid insurance	$ 34,790	$ 62,052
Receivable from Bsset Technology Limited	20,000	100,013
Others	32,659	65,679
Total	87,449	227,744
Allowance for expected credit loss	(2,076)	(2,076)	$ (67,774)
Prepayments and other receivables after allowance for expected credit loss	$ 85,373	$ 225,668